Per Share Data (Reconciliation of Differences between Basic and Diluted Earnings Per Share) (Detail) - JPY (¥) ¥ / shares in Units, shares in Thousands, ¥ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Earnings Per Share [Abstract]
Net Income attributable to ORIX Corporation shareholders	¥ 313,135	¥ 273,239	¥ 260,169
Weighted-average shares	1,281,238	1,308,105	1,309,136
Effect of dilutive securities
Exercise of stock options	1,314	1,277	1,377
Weighted-average shares for diluted EPS computation	1,282,552	1,309,382	1,310,513
Earnings per share for net income attributable to ORIX Corporation shareholders:
Basic	¥ 244.40	¥ 208.88	¥ 198.73
Diluted	¥ 244.15	¥ 208.68	¥ 198.52